NET FINANCE RESULT (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance expenses
Interest expense	R$ (2,432.2)	R$ (2,328.3)	R$ (1,431.8)
Net Interest on pension plans	(114.3)	(107.9)	(115.6)
Losses on hedging instruments	(1,675.1)	(3,158.4)	(2,540.2)
Interest on provision for disputes and litigation	(269.2)	(456.6)	(290.0)
Exchange differences	(1,154.0)	(751.1)	(453.9)
Tax on financial transactions	(178.3)	(339.6)	(216.6)
Bank guarantee expenses	(249.8)	(176.1)	(174.9)
Other financial results	(207.2)	(574.2)	(204.8)
Total of finance expenses	(6,280.1)	(7,892.2)	(5,427.8)
Finance income
Interest income	2,085.6	2,167.7	1,101.6
Interest and foreign exchange rate on loans to/from related parties	119.2	37.1	42.5
Financial instruments at fair value through profit or loss		95.5	77.0
Other financial results	289.4	565.3	78.9
Total	2,494.2	2,865.6	1,300.0
Effect of application of IAS 29 (hyperinflation)	176.1	1,603.5	922.4
Total of finance income	2,670.3	4,469.1	2,222.4
Net finance result	R$ (3,609.8)	R$ (3,423.1)	R$ (3,205.4)